Segmented Information (Details 2) (Chinese government)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
H1N1 vaccines
Company's revenues by product
Percentage of total product sales sold to major customer	0.00%	24.60%	21.50%
H5N1 vaccines
Company's revenues by product
Percentage of total product sales sold to major customer	0.00%	13.70%	7.20%